Contracts with Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Contract assets, opening balance	$ 20.2	$ 20.3
Contract liability, beginning balance	6.4	2.6
Performance obligations satisfied during the reporting period	55.1	20.2
Amortization of revenue	(22.1)	(5.9)
Unbilled demobilization revenue	2.2
Unbilled variable rate revenue	3.9
Performance obligations to be satisfied over time	2.2
Cash received, excluding amounts recognized as revenue	139.5	9.7
Cash received against the contract asset balance	(20.2)	(20.3)
Contract assets, closing balance	61.2	20.2
Contract liability, closing balance	$ 126.0	$ 6.4